Federated Hermes Municipal Obligations Fund Expense Example - Capital Shares [Member] - Federated Hermes Municipal Obligations Fund - CAP	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	$ 677